ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) - USD ($)		1 Months Ended		2 Months Ended	9 Months Ended
	Aug. 30, 2021	Sep. 30, 2021	Aug. 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Accumulated deficit						$ 18,120,430	$ 1,104
ENERGY VAULT HOLDINGS, INC
Subsequent Event [Line Items]
Accumulated deficit		$ 56,216,893		$ 56,216,893	$ 56,216,893		37,627,611	$ 13,456,610
Series C Preferred Stock | ENERGY VAULT HOLDINGS, INC
Subsequent Event [Line Items]
Accumulated deficit		$ (56,200,000)		$ (56,200,000)	$ (56,200,000)		$ (37,600,000)
Number of shares issued					2,182,515
Value of shares issued					$ 106,999,544
Private Placement [Member] | Series C Preferred Stock | ENERGY VAULT HOLDINGS, INC
Subsequent Event [Line Items]
Number of shares issued		2,182,515	2,182,515
Value of shares issued		$ 107,000,000	$ 107,000,000
Price per share		$ 49.0258	$ 49.0258	$ 49.0258	$ 49.0258
Subsequent events | Series C Preferred Stock | ENERGY VAULT HOLDINGS, INC
Subsequent Event [Line Items]
Number of shares issued	2,182,515			2,182,515
Value of shares issued	$ 107,000,000			$ 107,000,000
Price per share		$ 49.0258		$ 49.0258	$ 49.0258